Income Tax Expense - Summary of Income Tax Relating to Each Component of Other Comprehensive Income (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Foreign currency translation differences	₺ 2,860,231	₺ (748,669)	₺ 7,164,377
Change in cash flow hedge reserve	1,573,196	2,286,823	987,969
Change in cost of hedging reserve	(389,364)	(2,170,669)	(3,879,104)
Fair value reserve	149,602	(121,999)	(192,475)
Hedges of net investments in foreign operations	(2,342,679)	(520,930)	(3,886,535)
Remeasurements of defined benefit plans	(149,757)	(1,824,873)	(541,628)
Total, Before tax	1,701,229	(3,100,317)	(347,396)
Foreign currency translation differences	(491,059)	(887,185)	(2,330,871)
Change in cash flow hedge reserve	25,502	(89,836)	(86,967)
Change in cost of hedging reserve	274,034	434,134	775,821
Fair value reserve	(5,514)	35,988	38,164
Hedges of net investments in foreign operations	1,181,457	440,135	843,616
Remeasurements of defined benefit plans	152,178	363,876	108,418
Total, Tax (expense)/benefit	1,136,598	297,112	(651,819)
Foreign currency translation differences	2,369,172	(1,635,854)	4,833,506
Change in cash flow hedge reserve	1,598,698	2,196,987	901,002
Change in cost of hedging reserve	(115,330)	(1,736,535)	(3,103,283)
Fair value reserve	144,088	(86,011)	(154,311)
Hedges of net investments in foreign operations	(1,161,222)	(80,795)	(3,042,919)
Remeasurements of defined benefit plans	2,421	(1,460,997)	(433,210)
Other comprehensive income/(loss) for the year, net of income tax	₺ 2,837,827	₺ (2,803,205)	₺ (999,215)